PROVISION FOR INCOME TAXES AND DEFERRED INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Unrecognized tax benefits, if recognized, would impact effective tax rate	$ 31.7	$ 20.9
UNITED STATES
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	123.0
CALIFORNIA
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 99.9